Basis of preparation and accounting policies - Various accounting policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Critical accounting policies and estimates
Liabilities relating to insurance or investment contracts		$ 462,100
Profit from continuing operations before tax attributable to shareholders		2,148	$ 1,922	$ 3,450
Profit from continuing operations before tax	[1]	2,419	2,287	3,557
Adjusted operating profit (loss)		5,507	5,310	4,409
Operating segments
Critical accounting policies and estimates
Profit from continuing operations before tax attributable to shareholders		3,106	3,468	4,506
Profit from continuing operations before tax		3,377	3,833	4,613
Adjusted operating profit (loss)		6,463	6,346	5,451
US insurance operations
Critical accounting policies and estimates
Income statement investment return		457
US insurance operations | Operating segments
Critical accounting policies and estimates
Adjusted operating profit (loss)		2,787	3,038	2,552
US | Operating segments
Critical accounting policies and estimates
Profit from continuing operations before tax attributable to shareholders		(714)	(725)	2,322
Profit from continuing operations before tax		(714)	(725)	2,322
Adjusted operating profit (loss)		$ 2,796	$ 3,070	$ 2,563

[1]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.